AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 98.5%
Communication Services - 13.3%
Baidu, Inc., Class A (China)*	433,300	$8,583,190
Kingsoft Corp., Ltd. (China)[1]	608,000	2,732,272
Kuaishou Technology (China)*,2	173,875	1,987,524
Sea, Ltd., ADR (Singapore)*	10,450	1,570,740
Tencent Holdings, Ltd. (China)	183,140	11,475,970
Tencent Music Entertainment Group, ADR (China)*	550,559	3,402,455
The Walt Disney Co. (United States)*	7,318	1,046,254

Total Communication Services		30,798,405
Consumer Discretionary - 34.9%
Alibaba Group Holding, Ltd. (China)*	628,248	9,846,886
Eicher Motors, Ltd. (India)	116,580	4,163,231
Haidilao International Holding, Ltd. (China)[2]	1,562,000	3,385,446
Hermes International (France)	1,498	2,249,125
Huazhu Group, Ltd., ADR (China)*	187,959	7,428,140
JD Health International, Inc. (China)*,1,2	86,100	695,444
JD.com, Inc., Class A (China)*	8,640	327,468
Jubilant Foodworks, Ltd. (India)	59,688	2,723,268
LVMH Moet Hennessy Louis Vuitton SE (France)	3,066	2,518,343
MakeMyTrip, Ltd. (India)*	210,948	5,630,202
Meituan, Class B (China)*,2	68,800	2,052,603
Moncler SpA (Italy)	32,433	2,081,536
NIKE, Inc., Class B (United States)	8,039	1,190,335
Ozon Holdings PLC, ADR (Russia)*	46,420	959,501
Sands China, Ltd. (Macau)*	4,263,200	11,887,729
Starbucks Corp. (United States)	7,201	708,002
Titan Co., Ltd. (India)	45,130	1,439,023
Trip.com Group, Ltd., ADR (China)*	474,242	12,619,580
Yum China Holdings, Inc. (China)	180,338	8,686,881

Total Consumer Discretionary		80,592,743
Consumer Staples - 5.6%
Angel Yeast Co., Ltd., Class A (China)	71,000	642,764
The Estee Lauder Cos., Inc., Class A (United States)	3,160	985,256
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	170,382	2,610,115
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	221,420	751,055
Wuliangye Yibin Co., Ltd., Class A (China)	253,003	7,964,725

Total Consumer Staples		12,953,915
Financials - 20.9%
AIA Group, Ltd. (Hong Kong)	707,000	7,380,947
Bank Central Asia Tbk PT (Indonesia)	2,518,100	1,339,371
	Shares	Value

China International Capital Corp., Ltd., Class H (China)[2]	3,242,800	$8,833,449
East Money Information Co., Ltd., Class A (China)	605,020	3,024,379
HDFC Bank, Ltd., ADR (India)	146,833	10,077,149
HDFC Life Insurance Co., Ltd. (India)[2]	146,100	1,224,761
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	82,950	4,734,432
Kotak Mahindra (India)	366,686	9,190,971
LIC Housing Finance, Ltd. (India)	494,100	2,570,582

Total Financials		48,376,041
Health Care - 6.2%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	1,138,000	857,767
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	1,038,912	5,660,249
CSPC Pharmaceutical Group, Ltd. (China)	871,600	1,059,334
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	192,560	1,243,210
Novo Nordisk A/S, Class B (Denmark)	34,774	3,458,911
Wuxi Biologics Cayman, Inc. (China)*,2	202,700	2,031,614

Total Health Care		14,311,085
Industrials - 0.7%
Shenzhen Inovance Technology Co., Ltd., Class A (China)	163,250	1,563,075
Information Technology - 14.6%
Beijing Kingsoft Office Software, Inc., Class A (China)	11,500	444,632
Infineon Technologies AG (Germany)	232,635	9,660,809
KLA Corp. (United States)	5,100	1,985,277
Mastercard, Inc., Class A (United States)	7,510	2,901,714
QUALCOMM, Inc. (United States)	79,874	14,038,654
SK Hynix, Inc. (South Korea)	25,700	2,660,151
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	60,000	1,387,320
Yeahka, Ltd. (China)*,1	270,600	808,092

Total Information Technology		33,886,649
Materials - 2.3%
Asian Paints, Ltd. (India)	74,248	3,146,336
Chr Hansen Holding A/S (Denmark)	8,598	689,521
Skshu Paint Co., Ltd., Class A (China)	91,200	1,523,021

Total Materials		5,358,878

Total Common Stocks (Cost $207,757,758)		227,840,791

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 0.4%
Joint Repurchase Agreements - 0.4%[3]
Citibank N.A., dated 01/31/22, due 02/01/22, 0.060% total to be received $865,641 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 6.000%, 07/01/24 - 08/15/51, totaling $883,580)	$865,640	$865,640

Total Short-Term Investments (Cost $865,640)		865,640
Value

Total Investments - 98.9% (Cost $208,623,398)	$228,706,431
Other Assets, less Liabilities - 1.1%	2,448,132
Net Assets - 100.0%	$231,154,563

*	Non-income producing security.
[1]	Some of these securities, amounting to $830,710 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $20,210,841 or 8.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$37,222,641	$43,370,102	—	$80,592,743
Financials	10,077,149	38,298,892	—	48,376,041
Information Technology	18,925,645	14,961,004	—	33,886,649
Communication Services	6,019,449	24,778,956	—	30,798,405
Health Care	5,660,249	8,650,836	—	14,311,085
Consumer Staples	1,736,311	11,217,604	—	12,953,915
Materials	1,523,021	3,835,857	—	5,358,878
Industrials	—	1,563,075	—	1,563,075
Short-Term Investments
Joint Repurchase Agreements	—	865,640	—	865,640
Total Investments in Securities	$81,164,465	$147,541,966	—	$228,706,431

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
China	48.6
Denmark	1.8
France	2.1
Germany	4.3
Hong Kong	5.7
India	17.6
Indonesia	0.6
Italy	0.9
Macau	5.2
Mexico	0.3
Russia	0.4
Singapore	0.7
South Korea	1.2
Taiwan	0.6
United States	10.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$830,710	$865,640	—	$865,640
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.